New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2018
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1,  2019, and have not been applied in preparing these consolidated financial statements. Those which may be relevant to the Group are set out below. The Group does not plan to adopt these standards early.

IFRS 16 Leases

IFRS 16 specifies how a company will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17.

The impact on the income statement is that current operating expenses will be replaced by depreciation and interest. Total expenses (depreciation for 'right of use' assets and interest on lease liabilities) are higher in the earlier years of a typical lease and lower in the later years, in comparison with current accounting for operating leases. The main impact on the statement of cash flows is higher cash flows from operating activities, since cash payments for the principal part of the lease liability are classified in the net cash flow from financing activities by approximately € 1.2 million.

IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019, with early adoption permitted and is expected to have an effect on our balance sheet of approximately € 2.3 million.

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.